UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         June 16, 2006 to July 17, 2006

Commission File Number of issuing entity: 333-126790-15


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173334, 32-0173335, 32-0173336
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 17, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Revolving Home Equity Loan Asset Backed Notes, Series 2006-C.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to Certificateholders on  July 17, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-C (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: August 1, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Certificateholders



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                  July 17, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Group Report   ------------------------------------------------- 10
Delinquency Group Total Report   ------------------------------------------- 10
Bankruptcy Group Report   -------------------------------------------------- 10
Foreclosure Group Report   ------------------------------------------------- 11
REO Group Report   --------------------------------------------------------- 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                                           July 17, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL          BEGINNING                                                                                ENDING
             FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS        VALUE             BALANCE           PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A        520,000,000.00      495,709,624.49   11,447,634.05    2,370,042.79      13,817,676.84    0.00    0.00      484,261,990.44
2A      1,330,000,000.00    1,235,765,782.33   33,283,464.58    5,908,333.51      39,191,798.09    0.00    0.00    1,202,482,317.75
AIO     1,097,150,072.00    1,080,779,626.00            0.00    3,602,598.75       3,602,598.75    0.00    0.00    1,080,779,626.00
C                   0.00                0.00            0.00      166,145.63         166,145.63    0.00    0.00                0.00
R1                  0.00                0.00            0.00            0.00               0.00    0.00    0.00                0.00
R2                100.00                0.00            0.00            0.00               0.00    0.00    0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  2,947,150,172.00    2,812,255,032.82   44,731,098.63   12,047,120.68      56,778,219.31    0.00    0.00    2,767,523,934.19
-----------------------------------------------------------------------------------------------------------------------------------
AIO1      273,101,927.00      270,786,115.00            0.00      902,620.38         902,620.38    0.00    0.00      270,786,115.00
AIO2      824,048,145.00      809,993,511.00            0.00    2,699,978.37       2,699,978.37    0.00    0.00      809,993,511.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         126685DH6        953.28773940      22.01468087      4.55777460      26.57245546      931.27305854        5.378750%
2A         126685DJ2        929.14720476      25.02516134      4.44235602      29.46751736      904.12204342        5.378750%
AIO        126685DK9        985.07911869       0.00000000      3.28359706       3.28359706      985.07911869        4.000000%
R2         126685DN3          0.00000000       0.00000000      0.00000000       0.00000000        0.00000000        0.000000%
TOTALS                      954.22861703      15.17774664      4.08771864      19.26546528      939.05087039
AIO1          N/A           991.52033812       0.00000000      3.30506778       3.30506778      991.52033812        4.000000%
AIO2          N/A           982.94440187       0.00000000      3.27648134       3.27648134      982.94440187        4.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-C
                                                           July 17, 2006


General Information:
Record Date                                                                                                              07/14/2006
LIBOR Determination Date                                                                                                 06/13/2006
Payment Date                                                                                                             07/17/2006
Determination Date                                                                                                       07/12/2006
Interest Period
Beginning                                                                                                                06/15/2006
Ending                                                                                                                   07/16/2006
Number of Days in Interest Period                                                                                                32
Collection Period
Beginning                                                                                                                06/01/2006
Ending                                                                                                                   06/30/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                   13,208,400.96
Principal payments on Mortgage Loans                                                                                  79,960,882.71
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                    1,294,912.00
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                                0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                            0.00
Transfer Deposit Amount                                                                                                        0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                          0.00
Insurance Proceeds                                                                                                             0.00
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Servicer Advances                                                                                                              0.00
Termination purchase price (for 10% clean-up call)                                                                             0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                                    0.00
Others                                                                                                                    42,879.64
Total Deposits                                                                                                        94,507,075.31

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                     0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Amount withdrawn to purchase Additional Balances                                                                               0.00
Amount transferred to Payment Account                                                                                 93,300,956.03
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                        1,206,119.28
Total Withdrawals                                                                                                     94,507,075.31

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
Deposit from Collection Account                                                                                       93,300,956.03
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Cash Released from Additional Loan Account (First Payment Date)                                                                0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                                 0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                                        0.00
Total Deposits                                                                                                        93,300,956.03

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Payment pursuant to Section 8.03 of the Indenture                                                                     93,300,956.03
Total Withdrawals                                                                                                     93,300,956.03

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                              0.00
Amount deposited from amounts paid under the Policy                                                                            0.00
Amount transferred to Payment Account                                                                                          0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                             0.00


Cash Released from Principal Reserve Fund                                                                                      0.00


DISTRIBUTIONS


Amounts to be Distributed                                                                                             93,300,956.03

Group 1

Investor Interest Collections                                                                                          3,210,341.16


Principal Collections                                                                                                 11,447,634.05

Subordinated Transferor Collections                                                                                            0.00

Credit Enhancement Draw Amount                                                                                                 0.00

Group 2

Investor Interest Collections                                                                                          9,009,916.80
Principal Collections                                                                                                 33,283,464.58

Subordinated Transferor Collections                                                                                      166,135.36

Credit Enhancement Draw Amount                                                                                                 0.00
Transaction Party Fees and Expenses
Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                                206,546.34
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               206,546.34

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       399,742.28
Amount paid to the Loan Insurance Policy Provider                                                                        399,742.28

Premium amount owing to the Insurer                                                                                       49,570.96
Premium amount paid to the Insurer                                                                                        49,570.96

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                  0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                  0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                                514,901.75
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               514,901.75

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer                0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer                 0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       531,317.75
Amount paid to the Loan Insurance Policy Provider                                                                        531,317.75

Premium amount owing to the Insurer                                                                                      123,576.58
Premium amount paid to the Insurer                                                                                       123,576.58

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                  0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                  0.00
(together with interest on such amounts) paid to the Credit Enhancer


Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                           2,370,042.79
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                             2,370,042.79
Aggregate Investor Interest paid to Class 1-A Note                                                                     2,370,042.79
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                             0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                                   0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                           5,908,333.51
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                  0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                             5,908,333.51
Aggregate Investor Interest paid to Class 2-A Note                                                                     5,908,333.51
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                             0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                                   0.00


Principal Payments
Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                            0.00
Investor Loss Amount paid to Class 1-A Note                                                                                    0.00

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                            0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                    0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                         11,447,634.05
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                                 11,447,634.05

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                            0.00
Investor Loss Amount paid to Class 2-A Note                                                                                    0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                          0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                            0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                    0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                         33,283,464.58
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                                 33,283,464.58

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                             0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                            0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                           0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                      0.00

Group 2
Required Amount for Class 2-A Note                                                                                             0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                            0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                           0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                      0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                           0.00
Allocated Transferor Interest                                                                                              1,586.19
Required Transferor Subordinated Amount                                                                                1,953,261.28
Amount distributed to the Issuer from Interest Collections that are not Investor Interest Collections                         10.27
and Transferor Principal Collections                                                                                           0.00

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                        0.00
Investor Floating Allocation Percentage for Class 1-A Note                                                                  100.00%
Liquidation loss amounts for Mortgage Loans                                                                                    0.00
Investor Loss Amount for Class 1-A Note                                                                                        0.00

Group 2
Amount distributed to Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                                 0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                           0.00
Allocated Transferor Interest                                                                                                  0.00
Required Transferor Subordinated Amount                                                                                6,135,436.42
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                        166,135.36
and Transferor Principal Collections                                                                                           0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                        0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                                  100.00%
Liquidation loss amounts for Mortgage Loans                                                                                    0.00
Investor Loss Amount for Class 2-A Note                                                                                        0.00


        Delinquency Group Report
        Group 1
        Category          Number     Principal Balance       Percentage
        1 Month             47          1,943,133.24           0.40%
        2 Month              7            216,727.18           0.04%
        3 Month              9            304,580.00           0.06%
        Total               63          2,464,440.42           0.51%

        Delinquency Group Report
        Group 2
        Category            Number       Principal Balance       Percentage
        1 Month               89             7,350,701.56           0.61%
        2 Month               37             3,234,713.41           0.27%
        3 Month               36             3,384,998.52           0.28%
        Total                 162           13,970,413.49           1.16%


        Delinquency Group Total Report
        Group Totals
        Category              Number         Principal Balance       Percentage
        1 Month                136               9,293,834.80           0.55%
        2 Month                 44               3,451,440.59           0.20%
        3 Month                 45               3,689,578.52           0.22%
        Total                  225              16,434,853.91           0.97%


        Bankruptcy Group Report
        Group Number       Number of Loans     Principal Balance      Percentage
              1                   0                    0.00              0.00%
              2                   2               46,093.05              0.00%
        Total                     2               46,093.05              0.00%


        Foreclosure Group Report
        Group Number       Number of Loans     Principal Balance      Percentage
              1                   0                     0.00               0.00%
              2                   5               835,650.00               0.07%
        Total                     5               835,650.00               0.05%


        REO Group Report
        Group Number       Number of Loans      Principal Balance     Percentage
              1                   0                      0.00          0.00%
              2                   0                835,650.00          0.07%
        Total                     0                835,650.00          0.05%


Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                          0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00


Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                          0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                             0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                                1,294,912.00

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                         495,711,210.68
Prefunding Amt                                                                                                                 0.00
Ending Loan Group Balance                                                                                            484,263,576.63
Change in Loan Group Balance                                                                                          11,447,634.05
Principal Collections                                                                                                 18,852,365.58
Liquidation Loss Amount                                                                                                        0.00
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                             0.00
Additional Balances during Collection Period                                                                           7,404,731.53
Balance Check                                                                                                                  0.00

Group 2
Beginning Loan Group Balance                                                                                       1,235,764,196.14
Prefunding Amt                                                                                                                 0.00
Ending Loan Group Balance                                                                                          1,202,480,731.56
Change in Loan Group Balance                                                                                          33,283,464.58
Principal Collections                                                                                                 62,228,322.22
Liquidation Loss Amount                                                                                                        0.00
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                             0.00
Additional Balances during Collection Period                                                                          28,944,857.64
Balance Check                                                                                                                  0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                  1,586.19
Allocated Transferor Interest (Ending)                                                                                     1,586.19

Interest payments on Mortgage Loans                                                                                    3,416,897.77
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         3,416,897.77
Servicing Fee                                                                                                            206,546.34
Investor Interest Collections                                                                                          3,210,341.16

Beginning Loan Group Balance                                                                                         495,711,210.68
Principal payments on Mortgage Loans                                                                                  18,852,365.58
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       18,852,365.58
Investor Principal Collections                                                                                        18,852,365.58
Additional Balances                                                                                                    7,404,731.53
Ending Principal Balances                                                                                            484,263,576.63
Total Collections                                                                                                     22,062,717.01
Scheduled Principal Payment                                                                                           11,447,634.05

Mortgage Loans Average Daily Balance                                                                                 494,159,464.11
Number of Mortgage Loans at beginning of Collection Period                                                                12,979.00
Number of Mortgage Loans at end of Collection Period                                                                      12,688.00
Loan Group Balance at beginning of Collection Period                                                                 495,711,210.68
Loan Group Balance at end of Collection Period                                                                       484,263,576.63

Note Principal Balance of the Class 1-A Note                                                                         484,261,990.44
Original Note Principal Balance of the Class 1-A Note                                                                520,000,000.00
Class 1-A Factor                                                                                                               0.93

Weighted average remaining term of Mortgage Loans                                                                            296.23
Weighted Average Loan Rate                                                                                                9.700709%
Weighted Average Net Loan Rate                                                                                            8.072709%

Excess Interest                                                                                                               10.27

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                                      0.00
Allocated Transferor Interest (Ending)                                                                                         0.00

Interest payments on Mortgage Loans                                                                                    9,524,818.55
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         9,524,818.55
Servicing Fee                                                                                                            514,901.75
Investor Interest Collections                                                                                          9,009,916.80

Beginning Loan Group Balance                                                                                       1,235,764,196.14
Principal payments on Mortgage Loans                                                                                  62,228,322.22
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       62,228,322.22
Investor Principal Collections                                                                                        62,228,322.22
Additional Balances                                                                                                   28,944,857.64
Ending Principal Balances                                                                                          1,202,480,731.56
Total Collections                                                                                                     71,238,239.02
Scheduled Principal Payment                                                                                           33,283,464.58

Mortgage Loans Average Daily Balance                                                                               1,238,757,979.91
Number of Mortgage Loans at beginning of Collection Period                                                                17,392.00
Number of Mortgage Loans at end of Collection Period                                                                      16,926.00
Loan Group Balance at beginning of Collection Period                                                               1,235,764,196.14
Loan Group Balance at end of Collection Period                                                                     1,202,480,731.56

Note Principal Balance of the Class 2-A Note                                                                       1,202,482,317.75
Original Note Principal Balance of the Class 2-A Note                                                              1,330,000,000.00
Class 2-A Factor                                                                                                               0.90

Weighted average remaining term of Mortgage Loans                                                                            294.78
Weighted Average Loan Rate                                                                                                9.783678%
Weighted Average Net Loan Rate                                                                                            8.155678%

Excess Interest                                                                                                          166,135.36

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                                  0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                               0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                           38,944.08
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                        38,944.08
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.00%

Loans with Credit Limit Modification - current                                                                           462,071.00
Loans with Credit Limit Modification - cumulative                                                                        682,731.69
Loans with Credit Limit Modification - % of Initial                                                                           0.04%

Loans with Gross Margin Modification - current                                                                            10,021.78
Loans with Gross Margin Modification - cumulative                                                                        329,969.28
Loans with Gross Margin Modification - % of Initial                                                                           0.02%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                            168,056.42
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         643,042.66
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.04%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                           78,400.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                       345,472.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.02%

Loans with Credit Limit Modification - current                                                                            15,000.00
Loans with Credit Limit Modification - cumulative                                                                         34,000.00
Loans with Credit Limit Modification - % of Initial                                                                           0.00%

Loans with Gross Margin Modification - current                                                                           164,120.00
Loans with Gross Margin Modification - cumulative                                                                        183,118.16
Loans with Gross Margin Modification - % of Initial                                                                           0.01%


CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                     2,370,042.79
Rolling Three Month Delinquency Rate                                                                                           0.09

Loan Group 2
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                     5,908,333.51
Rolling Three Month Delinquency Rate                                                                                           0.33

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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